TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	For the year ended December 31,
	2016	2017	2018
	$	$	$

Current income tax	2,376	6,903	7,949
Deferred tax	(2,281)	(8,753)	(19,797)
Withholding tax expense	8,451	12,595	15,936
	8,546	10,745	4,088

Schedule of reconciliation of income tax at statutory corporate income tax rate
	For the year ended December 31,
	2016	2017	2018
	$	$	$

Loss before income tax and share of results of equity investees	(196,886)	(548,509)	(953,880)

Tax expense computed at tax rate of 17%	(33,471)	(93,247)	(162,160)
Changes in valuation allowance	38,025	91,017	197,257
Non-deductible expenses	1,699	2,211	1,797
Preferential tax rate	(439)	(3,072)	(6,139)
Withholding tax expense	8,451	12,595	15,936
Foreign earnings at different tax rates	(4,284)	4,104	(38,099)
Others	(1,435)	(2,863)	(4,504)
	8,546	10,745	4,088

Schedule of significant components of deferred taxes

	December 31,
	2017	2018
	$	$

Deferred tax assets:
Property and equipment	569	1,291
Advances from customers	455	283
Deferred revenue	58,652	72,970
Unutilized tax losses and unused capital allowances	149,859	346,369
Others	4,869	6,681
Valuation allowance	(157,463)	(354,462)
Total deferred tax assets	56,941	73,132

Property and equipment	(1,293)	(954)
Intangible assets	(3,804)	(1,998)
Deferred channel costs	(6,584)	(7,300)
Others	(1,534)	(257)
Total deferred tax liabilities	(13,215)	(10,509)
Net deferred tax assets	43,726	62,623